THE FEDERAL MONEY MARKET PORTFOLIO - SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

OCTOBER 31, 2000

PRINCIPAL AMOUNT                                                   VALUE
--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY SECURITIES - 100.0%

  $100,000,000  FFCB, 6.35%, 2/1/01                           $   99,986,186
    88,300,000  FFCB, 6.60%, 3/1/01                               88,295,306
     2,075,000  FFCB, 5.13%, 4/2/01
    50,000,000  FFCB, 5.88%, 7/2/01                               49,755,712
   250,000,000  FFCB Undivided Interest in Demand Note,
                6.47%, 7/3/01                                    249,999,999
   144,354,000  FFCB Discount Notes, 6.42%-6.52%,
                11/3/00 to 3/8/01(y)                             142,912,762
    35,000,000  FFCB, Floater, 6.50%, 11/1/00, resets
                daily off PRIME minus 3.00% with no caps          34,997,150
    40,000,000  FFCB, Floater, 6.58%, 11/1/00, resets
                daily off PRIME minus 2.925% with no caps         39,998,661
    25,000,000  FFCB, VRN, 6.45%, 11/10/00, resets
                monthly off the 1-month
                LIBOR minus 0.17% with no caps                    24,998,919
   100,000,000  FFCB, VRN, 6.43%, 11/11/00, resets
                monthly off the 1-month
                LIBOR minus 0.19% with no caps                    99,981,558
   100,000,000  FFCB, VRN, 6.44%, 11/25/00, resets
                monthly off the 1-month
                LIBOR minus 0.19% with no caps                   100,000,000
    47,370,000  FHLB, 4.98%, 11/17/00                             47,343,182
    40,000,000  FHLB, 6.67%, 4/6/01                               39,999,825
    50,000,000  FHLB, 6.50%, 4/26/01                              49,973,943
 1,468,753,000  FHLB Discount Notes, 6.41%-6.62%,
                11/1/00 to 3/7/01(y)                            1,454,282,870
   130,000,000  FHLB, Floater, 6.47%, 11/1/00, resets
                daily off PRIME minus 3.03% with no caps          129,943,437
   100,000,000  FHLB, Floater, 6.49%, 11/1/00,
                resets quarterly off the 3-month
                LIBOR minus 0.22% with no caps                    99,954,997
   100,000,000  FHLB, Floater, 6.42%, 11/15/00,
                resets monthly off the 1-month
                LIBOR minus 0.20% with no caps                    99,945,548
    50,000,000  FHLB, Floater, 6.43%, 11/17/00,
                resets monthly off the 1-month LIBOR
                minus 0.19% with no caps                          49,978,795
   100,000,000  FHLB, Floater, 6.43%, 11/26/00,
                resets monthly off the 1-month
                LIBOR minus 0.19% with no caps                    99,947,146
   125,000,000  FHLB, Floater, 6.55%, 1/19/01,
                resets quarterly off the 3-month
                LIBOR minus 0.22% with no caps                   124,917,726

PRINCIPAL AMOUNT                                                   VALUE
--------------------------------------------------------------------------------

  $200,000,000  FHLB, VRN, 6.50%, 11/1/00, resets daily
                off PRIME minus 3.00% with no caps           $   199,984,280
   100,000,000  FHLB, VRN, 6.50%, 11/1/00, resets
                daily off PRIME minus 3.01% with no caps          99,993,600
   100,000,000  FHLB, VRN, 6.43%, 11/20/00, resets
                monthly off the 3-month
                T-Bill rate minus 0.19% with no caps              99,956,932
   130,609,000  SLMA Discount Notes, 6.42%-6.45%,
                11/1/00 to 11/22/00(y)                           130,329,883
    47,398,000  SLMA, MTN, 6.55%, 2/14/01                         47,393,344
                                                           --------------------

TOTAL INVESTMENTS AT AMORTIZED
   COST AND VALUE - 100.0%                                     $3,706,932,326
                                                           ====================

  (Cost $3,706,932,326)

FHLB - Federal Home Loan Bank
FFCB - Federal Farm Credit Bank
LIBOR - London Interbank Offered Rate
MTN - Medium Term Note
resets - The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SLMA - Student Loan Marketing Association
VRN - Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective October 31, 2000.
(y) Yield at Maturity


     The Accompanying Notes are an Integral Part of the Financial Statements.
1

THE FEDERAL MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

OCTOBER 31, 2000

ASSETS
Investments at Amortized Cost and Value                   $3,706,932,326
Dividend and Interest Receivable                            15,762,543
Prepaid Trustees' Fees and Expenses                            2,430
Prepaid Expenses and Other Assets                              3,456
                                                      --------------------
TOTAL ASSETS                                               3,722,700,755
                                                      --------------------
LIABILITIES
Due to Custodian                                             1,281,747
Advisory Fee Payable                                          411,493
Administration Service Fee Payable                            78,222
Fund Services Fee Payable                                      2,546
Administration Fee Payable                                     1,036
Accrued Expenses and Other Liabilities                        124,426
                                                      --------------------
TOTAL LIABILITIES                                            1,899,470
                                                      --------------------
NET ASSETS
Applicable to Investors' Beneficial Interests             $3,720,801,285
                                                      ====================

The Accompanying Notes are an Integral Part of the Financial Statements.
2

THE FEDERAL MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED OCTOBER 31, 2000

INVESTMENT INCOME
INCOME
Interest Income                                                  $187,204,325
                                                           --------------------
EXPENSES
Advisory Fee                                                       4,031,308
Administrative Services Fee                                         735,431
Custodian Fees and Expenses                                         315,249
Professional Fees                                                   53,051
Fund Services Fee                                                   46,373
Trustees' Fees and Expenses                                         32,457
Administration Fee                                                  19,778
Printing Expenses                                                    9,583
Insurance Expenses                                                   3,813
Miscellaneous                                                         646
                                                           --------------------
     Total Expenses                                                5,247,689
                                                           --------------------
NET INVESTMENT INCOME                                             181,956,636
                                                           --------------------
NET REALIZED GAIN ON INVESTMENTS                                     5,077
                                                           --------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $181,961,713
                                                           ====================

  The Accompanying Notes are an Integral Part of the Financial Statements.

THE FEDERAL MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE YEARS ENDED OCTOBER 31

INCREASE IN NET ASSETS                                                2000                 1999
FROM OPERATIONS
Net Investment Income                                            $ 181,956,636      $ 90,037,557
Net Realized Gain (Loss) on Investments                              5,077               (93,004)
                                                              -----------------  -------------------
     Net Increase in Net Assets Resulting from Operations         181,961,713           89,944,553
                                                              -----------------  -------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                                    15,453,027,028       9,653,493,366
Withdrawals                                                     (14,195,010,506)     (8,926,190,523)
                                                              -----------------  -------------------
     Net Increase from Investors' Transactions                   1,258,016,522          727,302,843
                                                              -----------------  -------------------
     Total Increase in Net Assets                                1,439,978,235          817,247,396
                                                              -----------------  -------------------
NET ASSETS
Beginning of Year                                                2,280,823,050        1,463,575,654
                                                              -----------------  -------------------
End of Year                                                      $3,720,801,285      $2,280,823,050
                                                              =================  ===================

SUPPLEMENTARY DATA

                                                 FOR THE YEARS ENDED OCTOBER 31
                                       -------------------------------------------------
                                          2000       1999      1998     1997     1996
Ratios to Average Net Assets
     Net Expenses                         0.17%      0.20%     0.20%    0.20%    0.20%
     Net Investment Income                6.00%      4.85%     5.31%    5.18%    5.08%
     Expenses without Reimbursement       0.17%      0.20%     0.25%    0.28%    0.27%

The Accompanying Notes are an Integral Part of the Financial Statements.
4

THE FEDERAL MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

OCTOBER 31, 2000
--------------------------------------------------------------------------------
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION -- The Federal Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on November 4, 1992. The Portfolio's investment objective is to provide high current income consistent with the preservation of capital and same- day liquidity. The Portfolio commenced operations on January 4, 1993. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    SECURITY VALUATIONS -- Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

    SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    INCOME TAX STATUS -- The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the provisions of the Internal Revenue Code.

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES

    ADVISORY -- The Portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the Portfolio pays JPMIM at an annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion.

    ADMINISTRATIVE SERVICES -- The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

    ADMINISTRATION -- The Portfolio has retained Funds Distributor, Inc. ("FDI") , a registered broker-dealer, to serve as the co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

    FUND SERVICES -- The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of PGI.

THE FEDERAL MONEY MARKET PORTFOLIO  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)

OCTOBER 31, 2000
--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES (CONTINUED)

    Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total Trustees' fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was $8,800.

--------------------------------------------------------------------------------
3. SUBSEQUENT EVENTS

    On September 13, 2000, J.P. Morgan & Co. Incorporated and The Chase Manhattan Corporation announced that they have entered into an agreement and plan of merger. The transaction is expected to close in December 2000 and is subject to approval by shareholders of both companies.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Investors of
The Federal Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Federal Money Market Portfolio (the "Portfolio") at October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 21, 2000

[back cover]

J.P. MORGAN FUNDS

       Federal Money Market Fund
           ---------------------------------------------------------------------
       Prime Money Market Fund
           ---------------------------------------------------------------------
       Emerging Markets Debt
           ---------------------------------------------------------------------
       Tax Aware Enhanced Income Fund:  Select Shares
           ---------------------------------------------------------------------
       Tax Exempt Money Market Fund
           ---------------------------------------------------------------------
       Short Term Bond Fund
           ---------------------------------------------------------------------
       Bond Fund
           ---------------------------------------------------------------------
       Global Strategic Income Fund
           ---------------------------------------------------------------------
       Tax Exempt Bond Fund
           ---------------------------------------------------------------------
       California Bond Fund:  Select Shares
           ---------------------------------------------------------------------
       New York Tax Exempt Bond Fund
           ---------------------------------------------------------------------
       Diversified Fund
           ---------------------------------------------------------------------
       Disciplined Equity Fund
           ---------------------------------------------------------------------
       Tax Aware U.S. Equity Fund:  Select Shares
           ---------------------------------------------------------------------
       U.S. Equity Fund
           ---------------------------------------------------------------------
       U.S. Small Company Fund
           ---------------------------------------------------------------------
       U.S. Small Company Opportunities Fund
           ---------------------------------------------------------------------
       Emerging Markets Equity Fund
           ---------------------------------------------------------------------
       European Equity Fund
           ---------------------------------------------------------------------
       International Equity Fund
           ---------------------------------------------------------------------
       International Opportunities Fund
           ---------------------------------------------------------------------
       Global 50 Fund:  Select Shares
           ---------------------------------------------------------------------
       Global Healthcare Fund
           ---------------------------------------------------------------------
       For more information on the J.P. Morgan
       Funds, call J.P. Morgan Funds
       Services at (800) 521-5411.
           ---------------------------------------------------------------------

Morgan Guaranty Trust Company                                      MAILING
500 Stanton Christiana Road                                       INFORMATION
Newark, Delaware 19713-2107

IN-ANN-23753  1000